Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting

6.	Segment Reporting

The Group determines its operating segments based on the information that is regularly reviewed by the Board of Directors, in its capacity as chief operating decision maker (“CODM”), for the purpose of allocating resources and assessing performance.

Following the acquisition of Quality Industrial Corp. (“QIND”) and its operating subsidiary Al Shola Al Modea Gas Distribution LLC in November 2024, the Group’s operating activities comprise the distribution and engineering of liquefied petroleum gas (“LPG”) in the United Arab Emirates, together with a portfolio of other activities including the development of green hydrogen technology through Bright Hydrogen Solutions S.L. (Spain) and BIOSTEAM Proprietary Limited (South Africa), and the activities of the parent company Fusion Fuel Green plc.

The Group has identified one reportable operating segment under IFRS 8, being its LPG Distribution & Engineering business, which represented 99.97% of the Group’s external revenue in 2025 (2024 restated: 100.0% of post-acquisition revenue). The Group’s other activities do not individually or in aggregate meet the quantitative thresholds for separate reportable segment disclosure under IFRS 8.13, and are presented in aggregate under “All other activities” for information purposes.

Prior to the acquisition of QIND in November 2024, the Group operated as a single segment focused on green hydrogen technology. The comparative information for the year ended 31 December 2024 has been re-presented on the current segmental basis.

Segment results	LPG Distribution & Engineering	All other activities	Total
For the year ended 31 December 2025	€’000	€’000	€’000
Revenue from external customers	14,410	5	14,415
Cost of sales	(10,179)	(61)	(10,240)
Gross profit / (loss)	4,232	(56)	4,175
Other income	284	1,074	1,358
Administration expenses	(4,636)	(7,233)	(11,869)
Share-based payments expense	-	(1,562)	(1,562)
Impairment expense	(2)	-	(2)
Operating profit / (loss)	(122)	(7,776)	(7,898)
Net finance income / (costs)	(708)	6,319	5,611
Profit on deconsolidation of subsidiary	-	1,225	1,225
Profit / (loss) before tax	(829)	(232)	(1,062)
Income tax (expense) / credit	(146)	256	110
Profit / (loss) for the year	(975)	24	(952)

For the year ended 31 December 2024 (restated)	€’000	€’000	€’000
Revenue from external customers	1,605	-	1,605
Cost of sales	(1,168)	-	(1,168)
Gross profit / (loss)	437	-	437
Other income	-	881	881
Administration expenses	(205)	(16,255)	(16,460)
Share-based payments expense	-	(2,189)	(2,189)
Impairment expense	-	-	-
Operating profit / (loss)	232	(17,563)	(17,330)
Net finance income / (costs)	(42)	272	230
Profit on deconsolidation of subsidiary	-	1,846	1,846
Profit / (loss) before tax	190	(15,445)	(15,254)
Income tax (expense) / credit	(25)	-	(25)
Profit / (loss) for the year	165	(15,445)	(15,280)

The “All other activities” column for 2024 restated includes the results of the Group’s legacy Portuguese hydrogen operations (Fusion Fuel Portugal and related entities) which were fully deconsolidated during 2024 following their insolvency, together with the results of Hanoi Asset Management S.L. (deconsolidated in December 2025), Fusion Fuel USA Inc., Fusion Fuel Australia Pty Ltd., the parent company Fusion Fuel Green plc, and consolidation adjustments.

Segment assets and liabilities	LPG Distribution & Engineering	All other activities	Total
For the year ended 31 December 2025	€’000	€’000	€’000
Segment assets	13,752	22,287	36,039
Segment liabilities	(15,595)	62	(15,534)
Segment net assets / (liabilities)	(1,844)	22,349	20,505

For the year ended 31 December 2024
Segment assets	13,038	23,040	36,078
Segment liabilities	(14,868)	(5,973)	(20,842)
Segment net assets / (liabilities)	(1,830)	17,067	15,236

Segment assets for the LPG Distribution & Engineering segment comprise the assets of QIND and its operating subsidiary Al Shola Gas. The “All other activities” column includes non-current intangible assets and goodwill recognised on consolidation in respect of the QIND business combination (customer relationships, trade names and goodwill — refer to Note 15), which relate economically to the LPG Distribution & Engineering CGU but are reflected at the consolidated Group level.

Geographical information

The Group’s revenue from external customers, based on the country in which the customer is located, and its non-current assets by country in which the assets are located, are analysed as follows:

	Revenue 2025	Revenue 2024 (restated)	Non-current assets 2025	Non-current assets 2024 (restated)
	€’000	€’000	€’000	€’000
United Arab Emirates	14,410	1,605	29,120	30,793
Spain	5	-	79	-
Ireland	-	-	46	75
South Africa	-	-	367	-
Total	14,415	1,605	29,612	30,867

Non-current assets attributed to the United Arab Emirates include customer relationships and trade names recognised on the acquisition of QIND (€21.5 million at 31 December 2025; €24.0 million at 31 December 2024 restated) and goodwill of €6.6 million (2024 restated: €6.6 million), which are attributed to the UAE LPG Distribution & Engineering cash-generating unit to which they relate.

Major customers

No single external customer contributed 10% or more of the Group’s revenue in either the year ended 31 December 2025 or the year ended 31 December 2024.